UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09123

AMIDEX™ FUNDS, INC.

 (Exact name of registrant as specified in charter)

970 Rittenhouse Road Eagleville PA	19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC.
4520 Main Street
Suite 1425
Kansas City MO, 64111
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.876.3566

Date of fiscal year end:  05/31/2015

Date of reporting period: 11/30/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended November 30, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

November 30, 2014

AMIDEX
MUTUAL FUNDS

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
4520 Main Street
Suite 4125
Kansas City, MO  64111

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Table of Contents

Information About Your Fund’s Expenses	1-2

Schedule of Investments	3-5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Per Share Data	9-11

Notes to the Financial Statements	12-18

Additional Information	19-24

Directors and Officers Information	25

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (June 1, 2014) and held for the entire period of 06/01/14 through 11/30/14. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 06/01/14). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2014

Actual Fund Return (in parentheses)	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class (-2.33%)	$1,000.00	$976.70	$16.50
Amidex35TM Israel Mutual Fund Class A (-2.35%)	1,000.00	976.50	16.50
Amidex35TM Israel Mutual Fund Class C (-2.72%)	1,000.00	972.80	20.18

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Expenses Paid During Period*
Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,008.37	$16.77
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,008.37	16.77
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,004.61	20.50

*
Expenses are equal to the Funds’ annualized expense ratios of 3.33%, 3.33% and 4.08% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 30, 2014 were as follows:
AMIDEX35TM Israel Mutual Fund Class No-Load	3.37%
AMIDEX35TM Israel Mutual Fund Class A	3.37%
AMIDEX35TM Israel Mutual Fund Class C	4.12%

Total Gross Operating Expenses (Annualized) for the six month period ended November 30, 2014 were 3.33% for the AMIDEX35TM Israel Mutual Fund Class No-Load shares, 3.33% for the AMIDEX35TM Israel Mutual Fund Class A shares and 4.08% for the AMIDEX35TM Israel Mutual Fund Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosures during the six month period ended November 30, 2014.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566. Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
ISRAEL – 41.70%

COMMON STOCK – 41.70%

Banks – 12.84%
Bank Hapoalim BM	122,528	$611,051
Bank Leumi Le-Israel BM *	140,616	496,152
First International Bank of Israel Ltd.	10,000	138,466
Israel Discount Bank Ltd. *	115,810	189,264
Mizrahi Tefahot Bank Ltd.	24,915	263,923
		1,698,856
Chemicals – 7.61%
Israel Chemicals Ltd.	147,335	1,006,423

Diversified Holdings – 6.09%
Delek Group Ltd.	1,064	360,669
Israel Corp. Ltd. *	908	445,361
		806,030
Food – 3.15%
Osem Investments Ltd.	12,084	229,292
Strauss Group Ltd.	11,200	186,345
		415,637
Insurance – 2.15%
Harel Insurance Investments & Financial Services Ltd.	26,000	126,458
Migdal Insurance & Financial Holdings Ltd.	120,216	157,104
		283,562

Oil & Gas – 2.24%
Oil Refineries Ltd. *	413,000	118,361
Paz Oil Co. Ltd.	1,300	178,570
		296,931
Real Estate – 4.58%
Azrieli Group Ltd.	12,000	395,676
Gazit-Globe Ltd.	18,000	210,318
		605,994
Telecommunications – 3.04%
Bezeq Israeli Telecommunication Corp. Ltd.	227,390	402,331

TOTAL COMMON STOCK – ISRAEL (Cost $3,996,160)		5,515,764

TOTAL ISRAEL (Cost $3,996,160)		5,515,764

The accompanying notes are an integral part of this schedule of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
UNITED STATES – 58.30%

COMMON STOCK – 56.72%

Aerospace & Defense – 2.06%
Elbit Systems Ltd.	4,698	$272,437

Building Materials – 0.94%
Caesarstone Sdot-Yam Ltd.	2,000	124,000

Computers – 1.01%
Electronics for Imaging, Inc. *	3,000	133,350

Electric – 1.24%
Ormat Technologies, Inc.	6,000	164,280

Household Products & Wares – 0.33%
SodaStream International Ltd. *	2,000	43,960

Pharmaceuticals – 24.85%
OPKO Health, Inc. *	8,000	67,040
Perrigo Co. PLC	6,000	961,140
Taro Pharmaceutical Industries Ltd. *	3,900	559,611
Teva Pharmaceutical Industries Ltd. - ADR	29,816	1,698,916
		3,286,707
Semiconductors – 1.61%
Mellanox Technologies Ltd. *	5,000	213,250

Software – 14.99%
Check Point Software Technologies Ltd. *	15,895	1,228,842
VeriFone Systems, Inc. *	12,000	427,920
Verint Systems, Inc. *	5,421	326,290
		1,983,052
Telecommunications – 8.67%
Amdocs Ltd.	14,603	711,823
Cellcom Israel Ltd.	11,200	105,056
NICE Systems Ltd. - ADR	7,000	330,610
		1,147,489
Wireless Telecommunication Services – 1.02%
Partner Communications Co. Ltd. – ADR *	22,100	134,810
TOTAL COMMON STOCK – UNITED STATES (Cost $5,128,883)		7,503,335

The accompanying notes are an integral part of this schedule of investments.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
UNITED STATES – 58.30% (continued)

PARTNERSHIPS – 1.03%
Oil & Gas – 1.03%
Alon USA Partners LP	8,000	$136,400
TOTAL PARTNERSHIPS – UNITED STATES (Cost $105,810)		136,400

SHORT-TERM INVESTMENTS – 0.55%
Fidelity Institutional Money Market Fund, 0.01% ** (Cost $73,168)	73,168	73,168

TOTAL UNITED STATES (Cost $5,307,861)		7,712,903

TOTAL INVESTMENTS (Cost $9,304,021) –100.00%		$13,228,667
LIABILITIES LESS OTHER ASSETS, NET – 0.00%		(603)
NET ASSETS - 100.00%		$13,228,064

*	Non-income producing security.
**	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR -	American Depository Receipt.
BM -	Beeravon Mugbal (Limited).
LP -	Limited Partnership.
PLC -	Public Limited Company.

The accompanying notes are an integral part of this schedule of investments.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES – NOVEMBER 30, 2014 (Unaudited)

AMIDEX35TM
Israel Mutual Fund
Assets:
Investments, at fair value (cost: $9,304,021)	$13,228,667
Receivables:
Dividends	10,914
Interest	-
Fund shares sold	314
Prepaid expenses	34,692
Total assets	13,274,587

Liabilities:
Payables:
Investment advisory and administrative fees	9,787
Distribution fees	8,193
Fund accounting and transfer agency fees	11,849
Other liabilities and accrued expenses	16,694
Total liabilities	46,523
Net Assets	$13,228,064

Net Assets consist of:
Common stock	$99
Additional paid-in capital	13,998,075
Accumulated net investment loss	(218,811)
Accumulated realized loss on investments	(4,475,939)
Net unrealized appreciation on investments	3,924,640

Total Net Assets (991,640 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for the Fund)	$13,228,064

No-load class shares:
Net Assets applicable to 741,794 shares outstanding	$10,859,393
Net Asset Value and offering price per share	$14.64

Minimum Redemption price per share No-load class 1	$14.35

Class A shares:
Net Assets applicable to 120,135 shares outstanding	$1,346,909
Net Asset Value and redemption price per share	$11.21

Maximum Offering price per share Class A 2	$11.86

Class C shares:
Net Assets applicable to 129,711 shares outstanding	$1,021,762
Net Asset Value and offering price per share	$7.88

Minimum Redemption price per share Class C 3	$7.80

1	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
2	A maximum sales charge of 5.50% is imposed on Class A shares.
3	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEX35TM
Israel Mutual Fund

For the Six Month Period Ended November 30, 2014
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $20,011)	$78,610
Interest	5
Total investment income	78,615

Expenses:
Investment advisory fees	54,812
Distribution fees - No-load Class	14,162
Distribution fees - Class A	1,640
Distribution fees - Class C	5,307
Fund accounting and transfer agent fees	61,669
Registration fees	18,516
Legal fees	13,537
Custody fees (a)	11,031
Audit fees	10,027
Insurance fees	9,256
Administrative fees	6,851
Miscellaneous	8,023
Out of pocket expenses	6,017
Networking fees	5,014
Trustee fees	3,008
Pricing fees	3,008
Total expenses	231,878

Net investment loss	(153,263)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments and foreign currency transactions	(310,282)
Net change in unrealized appreciation on investments and foreign currency transactions	145,877
Net realized and unrealized loss on investments and foreign currency transactions	(164,405)

Net decrease in net assets resulting from operations	$(317,668)

(a)	Includes interest credits of $32

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	For the Six Month Period Ended November 30, 2014	For the Year Ended May 31, 2014
Increase (decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(153,263)	$(169,393)
Net realized gain (loss) on investments and foreign currency transactions	(310,282)	519,642
Net change in unrealized appreciation on investments and foreign currency transactions	145,877	1,670,497
Net increase (decrease) in net assets resulting from operations	(317,668)	2,020,746

Decrease in net assets from Fund share transactions (Note 2)	(374,793)	(666,363)

Total increase (decrease) in net assets	(692,461)	1,354,383

Net Assets:
Beginning of year/period	13,920,525	12,566,142
End of year/period	$13,228,064	$13,920,525
Accumulated net investment loss	$(218,811)	$(65,548)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund No-Load Class

	For the Six Month Period Ended November 30, 2014		For the Year Ended May 31, 2014		For the Year Ended May 31, 2013		For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$14.99		$12.87		$11.35		$16.94	$13.93	$11.98

Investment Operations:
Net investment income (loss) (a)	(0.16)		(0.17)		(0.20)		(0.10)	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	(0.19)		2.29		1.72		(5.50)	2.99	1.99
Total from investment operations	(0.35)		2.12		1.52		(5.60)	3.04	1.94

Distributions:
From net investment income	-		-		-		-	(0.05)	-
Total distributions	-		-		-		-	(0.05)	-

Paid in capital from redemption fees	-	(c)	-	(c)	-	(c)	0.01	0.02	0.01

Net Asset Value, End of Year or Period	$14.64		$14.99		$12.87		$11.35	$16.94	$13.93

Total Return (b)	(2.33)%	(d)	16.47%		13.39%		(33.00)%	21.93%	16.28%

Ratios/Supplemental Data
Net assets, end of year or period (in 000’s)	$10,859		$11,530		$10,415		$9,849	$15,821	$14,432
Ratio of expenses to average net assets:	3.33%	(e)	3.37%		3.47%		3.02%	2.62%	2.84%
Ratio of net investment income (loss) to average net assets:	(2.18)%	(e)	(1.21)%		(1.63)%		(0.75)%	0.31%	(0.32)%
Portfolio turnover rate	0.00%	(d)	12.22%		7.98%		1.29%	4.06%	2.56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Redemption fees per share were less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund Class A
	For the Six Month Period Ended November 30, 2014		For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$11.48		$9.86	$8.70	$12.99	$10.71	$9.22

Investment Operations:
Net investment income (loss) (a)	(0.13)		(0.13)	(0.16)	(0.08)	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	(0.14)		1.75	1.32	(4.21)	2.30	1.53
Total from investment operations	(0.27)		1.62	1.16	(4.29)	2.34	1.49

Distributions:
From net investment income	-		-	-	-	(0.06)	-
Total distributions	-		-	-	-	(0.06)	-

Net Asset Value, End of Year or Period	$11.21		$11.48	$9.86	$8.70	$12.99	$10.71

Total Return (b)	(2.35)%	(c)	16.43%	13.33%	(33.03)%	21.81%	16.16%

Ratios/Supplemental Data
Net assets, end of year or period (in 000’s)	$1,347		$1,323	$1,158	$1,698	$3,833	$3,265
Ratio of expenses to average net assets:	3.33%	(d)	3.37%	3.47%	3.02%	2.62%	2.85%
Ratio of net investment income (loss) to average net assets:	(2.18)%	(d)	(1.21)%	(1.63)%	(0.75)%	0.30%	(0.34)%
Portfolio turnover rate	0.00%	(c)	12.22%	7.98%	1.29%	4.06%	2.56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund Class C
	For the Six Month Period Ended November 30, 2014		For the Year Ended May 31, 2014	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$8.10		$7.01	$6.23	$9.37	$7.76	$6.73

Investment Operations:
Net investment loss (a)	(0.12)		(0.15)	(0.16)	(0.11)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.10)		1.24	0.94	(3.03)	1.65	1.11
Total from investment operations	(0.22)		1.09	0.78	(3.14)	1.61	1.03

Net Asset Value, End of Year or Period	$7.88		$8.10	$7.01	$6.23	$9.37	$7.76

Total Return (b)	(2.72)%	(c)	15.55%	12.52%	(33.51)%	20.81%	15.30%

Ratios/Supplemental Data
Net assets, end of year or period (in 000’s)	$1,022		$1,068	$993	$1,003	$1,581	$1,195
Ratio of expenses to average net assets:	4.08%	(d)	4.12%	4.22%	3.77%	3.37%	3.58%
Ratio of net investment loss to average net assets:	(2.93)%	(d)	(1.96)%	(2.38)%	(1.50)%	(0.47)%	(1.03)%
Portfolio turnover rate	0.00%	(c)	12.22%	7.98%	1.29%	4.06%	2.56%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of one active portfolio, the AMIDEX35TM Israel Mutual Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35TM Israel Mutual Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Fund’s investment objective is long term growth of capital. The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. As of and during the six month period ended November 30, 2014, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	-	Quoted prices in active markets for identical securities.
Level 2	-	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$5,515,764
Common Stock - United States (b)	7,503,335
Partnerships – United States (b)	136,400
Short-Term Investments	73,168
Total Level 1	$13,228,667

Level 2	$-

Level 3	$-

Total Investments	$13,228,667

(a)
As of and during the six month period ended November 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks and partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks and partnerships by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of November 30, 2014, from the valuation input levels used on May 31, 2014.

b)         Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)         Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of  2010, 2011, 2012, 2013 and 2014 and during the six month period ended November 30, 2014 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and Maryland. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended November 30, 2014, the Fund did not incur any interest or penalties.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Redemption Fees and Sales Charges (loads) - Shareholders of the No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.50% is imposed on Class A shares. Shareholders of the Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within thirteen months following such investments. The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund. For the six month period ended November 30, 2014, there were redemption fees of $297 paid to the Fund and CDSC fees of $1 paid to the Adviser.

g)         Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended November 30, 2014 were as follows:

	No-Load
	Shares	Amount
Sold	15,711	$236,596
Redeemed	(43,195)	(646,732)
Net Decrease	(27,484)	$(410,136)

	Class A
	Shares	Amount
Sold	10,564	$118,156
Redeemed	(5,695)	(65,540)
Net Decrease	4,869	$52,616

	Class C
	Shares	Amount
Sold	2,675	$21,574
Redeemed	(4,834)	(38,847)
Net Decrease	(2,159)	$(17,273)

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Fund for the year ended May 31, 2014 were as follows:

	No-Load
	Shares	Amount
Sold	40,998	$580,872
Redeemed	(80,988)	(1,136,714)
Net Decrease	(39,990)	$(555,842)

	Class A
	Shares	Amount
Sold	18,348	$198,579
Redeemed	(20,581)	(223,177)
Net Decrease	(2,233)	$(24,598)

	Class C
	Shares	Amount
Sold	22,648	$171,792
Redeemed	(32,563)	(257,715)
Net Decrease	(9,915)	$(85,923)

3.	INVESTMENT TRANSACTIONS

For the six month period ended November 30, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ -	$ 342,501

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Fund has entered into an Advisory Agreement with Index Investments, LLC (“II” or “Adviser”) to provide investment management services to the Fund. II furnishes, at its own expense, office space to the Fund and all necessary office facilities, equipment and personnel for managing the assets of the Fund. II also pays all expenses of marketing shares of the Fund and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Fund’s daily net assets. For the six month period ended November 30, 2014, the Fund incurred $54,812 of advisory fees, with $8,694 remaining payable at November 30, 2014.

Effective October 1, 2003, the Fund has entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Fund. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Fund’s daily net assets. For the six month period ended November 30, 2014, the Fund incurred $6,851 of administrative fees, with $1,093 remaining payable at November 30, 2014.

One director of the Fund is also an Officer of II.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives $10,250 per month. For the six month period ended November 30, 2014, Matrix earned $61,669 with $10,419 remaining payable at November 30, 2014 from the Fund.

Certain Officers of the Fund are also employees and officers of Matrix.

The Fund and II have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Fund. Matrix serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Fund. Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the six month period ended November 30, 2014, Matrix received net distribution fees of $9,416 from the Fund. For the six month period ended November 30, 2014, Matrix received commissions from the sale of Fund shares of $584 from the Class A shares.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. The distribution plan is a compensation plan, which also allows the Fund to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the Class A, the No-load class and Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. For the six month period ended November 30, 2014, the Fund incurred $21,109 in 12b-1 fees with $8,193 remaining payable at November 30, 2014.

5.	TAX MATTERS

There were no distributions paid during the six month period ended November 30, 2014 or the fiscal year ended May 31, 2014.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$9,685,738	$4,968,470	$(1,425,541)	$3,542,929

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

5.	TAX MATTERS (continued)

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of May 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$3,153,209
Capital Loss Carryforwards	(3,540,103)
Post-December Ordinary Losses	(65,548)
Total Distributable Earnings, Net	$(452,442)

The carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to differing temporary book/tax differences due to the tax deferral of wash sales and post-October losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  As of May 31, 2014, the Fund elected to defer net capital losses as indicated in the charts below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$-	$1,445,177	$65,548	$96,622

As of May 31, 2014, the Fund has capital loss carryforwards available for federal income tax purposes as follows:

Expiring in:	2015	(1,009,874)
	2016	(652,905)
	2017	(393,230)
	2018	(51,633)
No Expiration – Long-Term		(1,432,461)
		$(3,540,103)

At May 31, 2014, the Fund had available for federal income tax purposes unused capital loss carryforwards of $3,540,103, which are available for offset against future capital gains, the use of a portion of which is limited by IRS regulations. To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Capital loss carryforwards in the amount of $1,409,903 expired during the year ended May 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

6.	CONCENTRATION OF RISK

The Fund invests a majority of its assets in common stocks of Israeli companies. Investing in companies from one geographic region may pose additional risks inherent to a region’s economical and political situation.

A large portion of investments held by Fund are considered investments in the financial sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2014, Merrill Lynch Pierce, Fenner & Smith, Inc. held 28.49% of the Fund’s Class A shares in omnibus accounts for the sole benefit of their customers. As of November 30, 2014, Merrill Lynch Pierce, Fenner & Smith, Inc. held 41.18% of the Fund’s Class C shares in an omnibus account for the sole benefit of their customers.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	RECENT ACCOUNTING PROUNOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the six month period ended November 30, 2014.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2014 to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their own tax advisors.

APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

A Special Meeting was held by the AMIDEX Funds Board of Directors, called for the purpose of considering the renewal of the contracts between II and the Fund. The meeting was attended in person by all Independent Directors. The Board, and by separate vote, the Independent Directors, unanimously took the follow action;

The Fund's Board of Directors has approved the renewal of the Fund’s Investment Advisory and Service Agreement and Administrative Agreement (the "agreement") with Index Investments, LLC (II) for an additional one-year term through September 20, 2015. These agreements were approved by the Board. Due to the small size of the Board, the full Board acted as the Fund's Contracts Committee and was composed of all of the Board's Independent Directors. In considering approval of the agreement, the Directors reviewed a variety of materials relating to the Fund and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (a "Peer Group"), performance information for a benchmark index for the Fund (a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser, including performance, fee and expense information regarding the Fund provided to the Directors on a quarterly basis throughout the year.

The Independent Directors are continuously in the process of reviewing information and considering approval of the agreement. Prior to acting on the matter, the Independent Directors met with management to discuss responses to questions raised during the process. In addition, the Independent Directors received counsel from their independent legal counsel discussing the legal standards applicable to their consideration of the agreement.

In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Fund, the qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs and the financial and non-financial resources available to provide services required under the advisory agreement.

In considering the reasonableness of the fee payable to the Adviser for managing the Fund, the Directors reviewed, among other things, financial statements of the Adviser and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Fund over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Fund, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships. The Directors considered the current and anticipated asset levels of the Fund and the willingness of the Adviser to waive fees and pay expenses of the Fund from time to time to limit the total expenses of the Fund. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Fund is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to the Fund are reasonable.

The Directors concluded that the overall performance of the Fund has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although the Fund's management fees and total expenses are high, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of the Fund and the nature, quality and extent of the services provided by the Adviser.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the advisory agreement would be in the interests of the Fund and its shareholders. Accordingly, on September 16th, 2014, all of the Independent Directors, voted to approve continuation of the advisory agreement with respect to the Fund as reflected in the following resolution:

Resolution 1 – Approval of the Renewal of Investment Advisory & Service Agreement and Administrative Agreement

RESOLVED, that those Members of Board of Directors who are not “interested persons” and those said Members being present at a Special Meeting held on September 16, 2014 hereby approve the renewal by the Fund of the Investment Advisory and Service Agreement and the Administrative Agreement with Index Investments, LLC for an additional one year term for the period from September 21, 2014 to September 20, 2015 with no changes. The Fund's officers shall take whatever actions shall be necessary to effectuate the continuation of said agreements.

1. Information Received

The current adviser, II, was approved directly by a vote of the shareholders in 2003. Since then, the Board, during its regular and special meetings, has received a wide variety of materials relating to the services provided by II, including reports on the Fund's investment results; portfolio composition; portfolio trading practices; policies and procedures, and other information relating to the nature, extent and quality of services provided by II to the Fund. In addition, the Board has requested and reviewed supplementary information that includes extensive materials regarding the Fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding II, resources and facilities, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

Review process – Throughout the year, the Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors.

The committee discussed the renewal and amendment of the agreement with II representatives and in a private session at which no representatives of II were present. In deciding to recommend the renewal and amendment of the agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

II, its personnel and its resources -- The Board considered the depth and quality of II's investment management process, including its research and indexing capabilities; the experience, capability and integrity of its senior management personnel, all of whom have been performing similar functions for the Fund for over 10 consecutive years; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that II made available a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered II's commitment to investing in information technology supporting investment management and compliance. The Board considered II’s creativity in responding to difficult situations, and considered the commitment of II personnel to finding alternatives and options that allow the Fund to maintain their goals despite relatively low assets under management.

Other services -- The Board considered II's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Fund. The Board specifically noted II’s commitment to continuing a complete prohibition on trading of portfolio stocks by II access personnel. The Board has also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by II to the Fund under the servicing agreement facilitated and coordinated by II.

The Board concluded that the nature, extent and quality of the services provided by II has benefited and will continue to benefit the Fund and its shareholders.

3. Investment performance

The Board considered the Fund's unique designs and compositions, index methodologies and the investment results of the Fund in light of these compositions and objectives. The Board noted that the Fund achieved investment results approximating its index, and that II had maintained an acceptable correlation between the Fund portfolio and the index. The Board considered the Fund in comparison to the one, three and five-year periods ended May 31, 2014. The Board concluded that II's performance record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

4. Advisory fees and total expenses

The Board reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds. The Board observed that the Fund's advisory fees have not increased in the last several years, and no increase was proposed for the current year. The advisory fee itself is within the range of fees generally charged by foreign fund advisers and specialty fund advisers. Total expenses of the Fund (as a percentage of average net assets) were above the median expense levels of the other funds in the category. The Board noted that the small asset levels, coupled with increasing regulatory and related expenses, prevented realistic comparisons with other funds. The Board and the committee concluded that given the very small asset levels of the Fund, it would be impossible for any adviser to operate the Fund at average cost levels, and that II had done an admirable job in keeping fees at the lowest possible levels consistent with the small asset levels and compliance with shareholder service and regulatory standards. The Board was periodically updated by II on its repeated efforts to find other advisors or other platforms that might allow for more cost effective operation of such small fund. The Board concluded that although Fund expenses were higher than category average, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Fund, and most importantly, the very small levels of assets under management. Further, the Board considered that II’s total revenue, due to the limited assets under management, was quite limited, and it would be unlikely to find another competent and capable adviser willing to advise the Fund for so limited an amount of revenue. Hence, the Board concluded that continued contracting with II is in the best interests of the shareholders.

5. Adviser costs, level of profits and economies of scale

The Board reviewed information regarding II's costs of providing services to the Fund, as well as the resulting level of profits to II, noting that those costs were high due primarily to the low asset levels of the Fund. The Board received information during the past year regarding the structure and manner in which II's investment professionals were compensated and II's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered II's need to invest in technology, infrastructure and retain staff to reinforce and offer services and to accommodate changing regulatory requirements. The Board noted that II personnel have often gone for long periods of time with no pay or with pay substantially lower than industry averages, in order to allow for the continued operation of the Fund. The Board concluded that the Fund's cost structure was reasonable and that II was sharing economies of scale with the Fund and its shareholders, to their benefit.

6. Ancillary benefits

The Board and the committee considered a variety of other benefits received by II and its affiliates as a result of II's relationship with the Fund and with other entities and organizations, including fees for administrative services provided to certain share classes; fees paid to II's transfer agent; sales charges and distribution fees received and retained by the Fund's principal underwriter, and possible ancillary benefits due to II's affiliates. The Board reviewed II's portfolio trading practices, noting that II does not obtain third-party research or other services in return for allocating brokerage to any broker-dealers. The Board noted that II does not participate in any ‘soft-dollar’ relationships in exchange for research or brokerage services. The Board recognized that with regard to the Fund, the principals of II have developed exceptional exposure and reputations as leading spokespersons on Israel stock investments, and hence, add significant value to the Fund in terms of marketing opportunities and credibility.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to II by the Fund, and that the amendment and renewal of the agreement was in the best interests of the Fund and its shareholders.

Moreover, the Board was apprised of the history of the efforts by II personnel this past year and for several previous years to find alternative advisors able and willing to continue to meet the investment goals of the Fund at similar management fee levels. Although some advisors expressed interest in doing so, none proved to be financially capable of continuing uninterrupted operations of the Funds with such small amounts of assets under management. On two prior occasions, advisors attempted to do so but failed. The Board was satisfied with the accomplishments of II during the ten years since II was elected by the shareholders as advisor to the Funds, and concluded that it was in the best interests of the shareholders to continue the relationship.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Directors and Officers—Officers of the Company and Directors who are "interested persons" of the Company or the Adviser will receive no salary or fees from the Company.  Each Director who is not an "interested person" receives a fee of $500 per meeting attended. The Company reimburses each Director and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Director1	Aggregate Compensation From the Company2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Company Paid to Directors2
Independent Directors
Eli Gabay, Esq.	$1,500	None	None	$1,500
Erica Levi	$2,000	None	None	$2,000
Interested Officers
Clifford A. Goldstein	None	Not Applicable	Not Applicable	None
Larry E. Beaver, Jr.	None	Not Applicable	Not Applicable	None

1	Each of the Directors and Officers serves as a Director or Officer to the one portfolio of the Company.

2	Figures are for the six month period ended November 30, 2014.

FOR MORE INFORMATION

Visit Our Website:
www.amidex.com

Email:
info@amidex.com

Call Us Toll Free:
1-888-876 3566

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in the semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMIDEX Funds, Inc.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein
President,
Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein
President
Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Chief Accounting Officer
Date: January 28, 2015